CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital [member]	Share premium [member]	Treasury Shares Member	Reserve for acquisition of non - controlling interest [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Reserve of share-based payments [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Total Equity	$ 377,839
Comprehensive income	(69,458)	$ 0	$ 0	$ 0	$ 0	$ 18,540	$ (87,059)	$ (1,190)	$ 0	$ (69,709)	$ 251
Profit (loss)	20,486	0	0	0	0	18,540	0	0	0	18,540	1,946
Other comprehensive income	(89,944)	0	0	0	0	0	(87,059)	(1,190)	0	(88,249)	(1,695)
Dividends	0	0	(24,147)	0	0	24,147	0	0	0	0	0
Stock-based compensation	1,186	0	0	0	0	0	0	0	0	0	1,186
Non-controlling interest	35,524	0	0	0	0	35,524	0	0	0	35,524	0
Reserve for acquisition of non - controlling interest	1	1	0	0	0	0	0	0	0	1	0
Total Equity	340,092	49	615,288	(8,178)	(23,531)	(16,325)	(257,122)	8,404	12,966	331,551	8,541
Comprehensive income	(112,922)	0	0	0	0	(81,306)	(14,151)	(17,276)	0	(112,733)	(189)
Profit (loss)	(80,693)	0	0	0	0	(81,306)	0	0	0	(81,306)	613
Other comprehensive income	(32,229)	0	0	0	0	0	(14,151)	(17,276)	0	(31,427)	(802)
Compensation of retained losses	0	0	0	0	0	0	0	0	0	0	0
Increase of share capital	0	0	0	0	0	0	0	0	0	0	0
Dividends	7,083	0	0	0	23,531	(8,096)	0	0	0	15,435	(8,352)
Stock-based compensation	5,251	0	0	0	0	0	0	0	5,251	5,251	0
Shares delivered	0	0	4,173	0	0	0	0	0	(4,173)	0	0
Aquisition of treasury shares	11,141	0	0	11,141	0	0	0	0	0	11,141	0
Gains Losses On Net Monetary Position	(21,343)	0	0	0	0	(21,343)	0	0	0	(21,343)	0
Total Equity	207,020	49	619,461	(19,319)	0	(127,070)	(271,273)	(8,872)	14,044	207,020	0
Comprehensive income	(84,810)	0	0	0	0	(46,880)	(9,442)	(28,488)	0	(84,810)	0
Profit (loss)	(46,880)	0	0	0	0	(46,880)	0	0	0	(46,880)	0
Other comprehensive income	(37,930)	0	0	0	0	0	(9,442)	(28,488)	0	(37,930)	0
Stock-based compensation	3,832	0	0	0	0	0	0	0	3,832	3,832	0
Shares delivered	0	0	(5,842)	8,335	0	0	0	0	(2,493)	0	0
Aquisition of treasury shares	1,328	0	0	(1,328)	0	0	0	0	0	(1,328)	0
Gains Losses On Net Monetary Position	$ (5,038)	0	0	0	0	(5,038)	0	0	0	(5,038)	0
Total Equity		$ 49	$ 613,619	$ (12,312)	$ 0	$ (178,988)	$ (280,715)	$ (37,360)	$ 15,383	$ 119,676	$ 0